RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - 401K RETIREMENT SAVINGS PLAN - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Investments, at fair value	$ 24,532,924	$ 23,829,037
Unitized stock fund | Energy Services of America
RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Investments, number of shares held	142,048	148,803
Investments, at fair value	$ 5,278,292	$ 8,334,536
Investments, number of shares purchased	13,695
Investments, shares purchase value	$ 603,312
Investments, number of shares sold	20,450
Investments, proceeds from shares sold	$ 877,498